    As filed with the Securities and Exchange Commission on November 17, 2006


                                                       Registration Nos. 2-90519
                                                                       811-04007

   ==========================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                               -------------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 68

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 69

                          LEGG MASON PARTNERS TRUST II*
               (exact name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
                    (Address of Principal Executive Offices)

                                 (800) 451-2010
              (Registrant's telephone number, including Area Code)

                                Robert I. Frenkel
                            300 First Stamford Place
                           Stamford, Connecticut 06902
                     (Name and Address of agent for service)

                                    Copy to:
           Roger P. Joseph, Bingham McCutchen LLP, 150 Federal Street,
                           Boston, Massachusetts 02110

                                   Continuous
                     (Approximate Date of Proposed Offering)

                               -------------------

It is proposed that this filing will become effective on December 1, 2006 pursuant to paragraph (b) of Rule 485.
----------------------------------------
* This filing relates solely to Legg Mason Partners Global Equity Fund

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. . 2-90519) and Amendment No. 68 to the Registration Statement on Form N-1A under the Investment Company

 Act of 1940 (File No. 811-04007) pursuant to Rule 485(a) on September
20, 2006 (Accession Number 000950123-06-011778) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until December 1, 2006.



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PART C-Other Information

Item 23. Exhibits

Unless otherwise noted, all references are to the Registrant's initial registration statement on Form N-1A (the "Registration Statement") as filed with the Securities and Exchange Commission ("SEC") (File Nos. 2-90519 and 811-04007).

(a)(1) Amended and Restated Declaration of Trust of the Registrant dated September 28, 2001 is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement filed on October 15, 2001 ("Post-Effective Amendment No. 41").

(2) Certificate of Amendment to the Amended and Restated Declaration of Trust March 22, 2002 is incorporated herein by reference to Post-Effective Amendment No. 53 to the Registration Statement filed on September 17, 2002
("Post-Effective Amendment No. 53").

(3) Certificate of Amendment to the Amended and Restated Declaration of Trust dated September 6, 2002 is incorporated herein by reference to Post-Effective Amendment No. 53.

(4) Certificate of Amendment to the Amended and Restated Declaration of Trust dated March 5, 2003 is incorporated herein by reference to Pos-Effective Amendment No. 58 to the Registration Statement filed on February 27, 2004 ("Post-Effective Amendment No. 58")

(5) Amendment to the Amended and Restated Declaration of Trust dated August 22, 2003 is incorporated herein by reference to Post-Effective Amendment No. 58.

(6) Certificate of Amendment to the Amended and Restated Declaration of Trust dated April 29, 2004 is incorporated herein by reference to Post-Effective Amendment No. 60 to the Registration Statement filed on April 28, 2004 ("Post-Effective Amendment No. 60").

(7) Amendment to the Amended and Restated Declaration of Trust dated November 23, 2004 is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement filed on February 25, 2005 ("Post-Effective Amendment No. 63").

(8) Certificate of Amendment to the Amended and Restated Declaration of Trust dated August 15, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66 to the Registration Statement filed on February 27, 2006 ("Post-Effective Amendment No. 66").

(9) Certificate of Amendment to the Amended and Restated Declaration of Trust dated April 7, 2006 is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registration Statement filed on April 27, 2006 ("Post-Effective Amendment No. 67").

(10) Certificate of Amendment to the Amended and Restated Declaration of Trust effective October 1, 2006 is to be filed by amendment.

(11) Certificate of Amendment to the Amended and Restated Declaration of Trust dated November 20, 2006 is to be filed by amendment.

(b) Amended and Restated By-Laws are Incorporated herein by reference to Post-Effective Amendment No. 41.

(c) Not Applicable

(d)(1) Management Agreement between the Registrant and Legg Mason Partners Fund Advisor, LLC ("LMPFA") dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 68 filed on September 20, 2006.


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(2) Subadvisory Agreement with Batterymarch Financial Management, Inc. ("BFM")
dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 68 filed on September 20, 2006.

(e)(1) Distribution Agreement between the Registrant and Citigroup Global Markets Inc. ("CGMI") dated September 5, 2000 is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on December 21, 2001 ("Post-Effective Amendment No. 43").

(2) Letter Agreement with CGMI amending exhibit to the Distribution Agreement dated March 17, 2003 is incorporated herein by reference to Post-Effective Amendment No. 58.

(3) Amendment to the Distribution Agreement with CGMI dated December 1, 2005 is incorporated herein by reference to Pos-Effective Amendment No. 66.

(4) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC ("LMIS") dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66.

(5) Form of Distribution Agreement between the Registrant and PFS Investments Inc is incorporated herein by reference to Post-Effective Amendment No. 68 filed on September 20, 2006.

(6) Form of Amendment to the Distribution Agreement with PFS Investments Inc. is incorporated herein by reference to Post-Effective Amendment No. 68 filed on September 20, 2006.

(f)(1) Amended and Restated Retirement Plan dated January 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66.

(f)(2) Amendment to the Amended and Restated Retirement Plan is to be filed by amendment

(g) Custodian Services Agreement between the Registrant and State Street Bank and Trust Company dated as of January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 66.

(h)(1) Form of Transfer Agency and Services Agreement between the Registrant and PFPC, Inc. dated as of January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 66.

(2) License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66.

(3) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is to be filed by amendment.

(i)(1) Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement filed on April 30, 2002 ("Post-Effective Amendment No. 51").

(2) Opinion relating to Class 1 shares is to be filed by amendment.

(3) Opinion of Counsel regarding legality of Class FI and Class R Shares being registered is to be filed by amendment.

(j)(1) Consent of Independent Registered Public Accounting Firm is to be filed by amendment.

(k) Not Applicable.

(l) Not Applicable.

(m)(1) Form of Amended Shareholder Services and Distribution Plan pursuant to 12b-1 (relating to Class A, B and C shares), dated as of December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66.

(n)(1) Rule 18f-3(d) Multiple Class Plan of the Registrant dated November 13, 1998 is incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on March 1, 1999.

(o) Not Applicable.

(p)(1) Code of Ethics of Citigroup Asset Management - North America and Certain Registered Investment Companies, as amended September 13, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66.

(2) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 66.

(3) Code of Ethics of BFM dated February 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 67.

(q) Power of Attorney dated April 12, 2006 is incorporated herein by reference to Post-Effective Amendment No. 67.

Item 24. Persons Controlled by or under Common Control with Registrant

None

Item 25. Indemnification

Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated herein by reference; (b) paragraph 4 of the Distribution Agreement between the Registrant and CGMI (the "CGMI Distribution Agreement"), incorporated herein by reference; (c) paragraph 7 of the Amendment to the CGMI Distribution Agreement; (d) paragraph 9 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC ("LMIS"), incorporated herein by reference; (e) Section 4 of the Form of Distribution Agreement between the Registrant and PFS Investments Inc. (the "PFS Distribution Agreement"), incorporated herein by reference to Post-Effective Amendment No. 68 filed on September 20, 2006; (f) paragraph 7 of the Form of Amendment to the PFS Distribution Agreement incorporated herein by reference; and the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

Item 26. Business and Other Connections of Investment Adviser

(a)Investment Adviser - Legg Mason Partners Fund Advisor, LLC ("LMPFA") was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. ("Legg Mason").

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadvisor-- Batterymarch Financial Management, Inc. ("BFM") BFM is organized as a Maryland corporation. BFM is a wholly-owned subsidiary of Legg Mason, Inc. ("Legg Mason").

BFM is registered as an investment sub-adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 26 of officers and directors of BFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by BFM pursuant to the Advisers Act (SEC File No. 801- 48035).

Item 27. Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Salomon Funds Trust, Legg Mason Partners Variable Portfolios V, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Variable Portfolios III, Inc., Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Value Fund Inc., The Salomon Brothers Fund Inc, Salomon Brothers Institutional Series Funds Inc, Salomon Brothers Series Funds Inc, Legg Mason Partners Variable Portfolios I, Inc., Salomon Brothers Opportunity Fund Inc, Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc, Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund, Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

Legg Mason Investor Services, LLC ("LMIS"), a distributor of the Registrant, is also a distributor of the following funds:

Legg Mason Partners Trust II
CitiFunds Trust I
Salomon Funds Trust
Legg Mason Partners Variable Portfolios V
CitiFunds Premium Trust
CitiFunds Institutional Trust
CitiFunds Trust III
Legg Mason Partners Lifestyle Series, Inc.
Legg Mason Partners Variable Portfolio IV
Legg Mason Partners Investment Series
Consulting Group Capital Markets Funds
High Income Opportunity Fund Inc.
Intermediate Muni Fund, Inc.
Legg Mason Partners Small Cap Core Fund, Inc.
Legg Mason Partners Investment Trust
Real Estate Income Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Portfolio Inc.
Citigroup Investments Corporate Loan Fund Inc.
Zenix Income Fund Inc.
Salomon Brothers Capital Fund Inc
Salomon Brothers Investors Value Fund Inc.

The Salomon Brothers Fund Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Series Funds Inc
Legg Mason Partners Variable Portfolios I, Inc.
Salomon Brothers Opportunity Fund Inc
Salomon Brothers 2008 Worldwide Dollar Government Term Trust Inc
Salomon Brothers High Income Fund Inc.
Salomon Brothers High Income Fund II Inc.
Salomon Brothers Emerging Markets Income Fund Inc.
Salomon Brothers Emerging Markets Income Fund II Inc.
Salomon Brothers Emerging Markets Floating Rate Fund Inc.
Salomon Brothers Global High Income Fund Inc
Salomon Brothers Emerging Markets Debt Fund Inc.
Salomon Brothers Capital and Income Fund Inc.
Salomon Brothers Inflation Management Fund Inc.
Salomon Brothers Variable Rate Strategic Fund, Inc.
Salomon Brothers Global Partners Income Fund Inc.
Salomon Brothers Municipal Partners Fund Inc.
Salomon Brothers Municipal Partners Fund II Inc.
Legg Mason Partners Variable Portfolios II
Legg Mason Partners Adjustable Rate Income Fund
Legg Mason Partners Aggressive Growth Fund, Inc.
Legg Mason Partners Appreciation Fund, Inc.
Legg Mason Partners California Municipals Fund, Inc.
Legg Mason Partners Equity Funds
Legg Mason Partners Fundamental Value Fund, Inc.
Legg Mason Partners Funds, Inc.
Legg Mason Partners Income Funds
Smith Barney Institutional Cash Management Fund Inc.
Legg Mason Partners Investment Funds, Inc.
Legg Mason Partners Core Plus Bond Fund, Inc.
Legg Mason Partners Managed Municipals Fund, Inc.
Legg Mason Partners Massachusetts Municipals Fund
Legg Mason Partners New Jersey Municipals Fund, Inc.
Smith Barney Money Funds, Inc.
Legg Mason Partners Municipal Funds
Smith Barney Municipal Money Market Fund, Inc.
Legg Mason Partners Oregon Municipals Fund
Legg Mason Partners World Funds, Inc.
Legg Mason Partners Sector Series Inc.
Legg Mason Partners Variable Portfolios III, Inc.
Legg Mason Cash Reserve Trust
Legg Mason Charles Street Trust, Inc.
Legg Mason Global Trust, Inc.
Legg Mason Growth Trust, Inc.
Legg Mason Income Trust, Inc.
Legg Mason Investment Trust, Inc.
Legg Mason Investors Trust, Inc.
Legg Mason Light Street Trust, Inc.
Legg Mason Special Investment Trust, Inc.
Legg Mason Tax Exempt Trust, Inc.
Legg Mason Tax-Free Income Fund
Legg Mason Value Trust, Inc.
Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this. Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve - Managing Director
Mark R. Fetting - Managing Director
D. Stuart Bowers - Vice President
W. Talbot Daley - Vice President
Thomas J. Hirschmann - Vice President
Joseph M. Furey - General Counsel and Chief Compliance Officer
Ronald Holinsky - Counsel
Robert E. Patterson - Counsel
Theresa M. Silberzahn - Chief Financial Officer
Elisabeth F. Craig - AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

(c) Not applicable.

Item 28. Location of Accounts and Records

With respect to the Registrant's Investment Manager:

(1)  c/o Legg Mason Partners Fund Advisor, LLC
     399 Park Avenue
     New York, NY 10022
With respect to the Registrant's Subadviser:

(2)  Batterymarch Financial Management, Inc.
     John Hancock Tower
     200 Clarendon Street
     Boston, MA 02116
With respect to the Registrant's Custodian:

(3)  State Street Bank & Trust Company
     225 Franklin Street
     Boston, MA 02110
With respect to the Registrant's Transfer Agent:

(4)  PFPC, Inc.
     P.O. Box 9699
     Providence, Rhode Island 02940-9699
With respect to the Registrant's Distributors:

(5)  Citigroup Global Markets Inc.
     388 Greenwich Street
     New York, New York 10013

(6)  Legg Mason Investor Services, LLC
     100 Light Street
     Baltimore, MD 21202

Item 29. Management Services

Not applicable.

Item 30. Undertakings

(a) Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 17th day of November, 2006

LEGG MASON PARTNERS TRUST II, on behalf of its series
Legg Mason Partners Global Equity Fund


/s/ R. Jay Gerken
-------------------------------
R. Jay Gerken
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on November 17, 2006.

Signature                               Title

/s/ R. Jay Gerken                       President, Principal Executive Officer
-----------------------------           and Trustee
R. Jay Gerken

/s/ Frances Guggino                     Treasurer and Chief Financial Officer
-----------------------------
Frances Guggino

/s/ Elliott J. Berv*                    Trustee
-----------------------------
Elliott J. Berv

/s/ Donald M. Carlton*                  Trustee
-----------------------------
Donald M. Carlton

/s/ A. Benton Cocanougher*              Trustee
-----------------------------
A. Benton Cocanougher

/s/ Mark T. Finn*                       Trustee
-----------------------------
Mark T. Finn

/s/ Stephen Randolph Gross*             Trustee
-----------------------------
Stephen Randolph Gross

/s/ Diana R. Harrington*                Trustee
-----------------------------
Diana R. Harrington

/s/ Susan B. Kerley*                    Trustee
-----------------------------
Susan B. Kerley

/s/ Alan G. Merten*                     Trustee
-----------------------------
Alan G. Merten

/s/ R. Richardson Pettit*               Trustee
-----------------------------
R. Richardson Pettit

*By:



              /s/ R. Jay Gerken
              -------------------
              R. Jay Gerken

Attorney-in-Fact, pursuant to Power of Attorney dated April 12, 2006.